FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
26.	FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Certain of the Company's subsidiaries report in Sterling, Singapore dollars, Danish or Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;
•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Forward freight agreements
During 2011, the Company entered into forward freight agreements for speculative purposes. As of December 31, 2011, the Company had 25 contracts outstanding (2010: 26). The Company recorded a gain on forward freight agreements of $0.4 million in 2011 (2010: $0.02 million loss), which is included in "mark to market of derivatives".

Fair Values
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2011 and 2010 are as follows:

	2011		2010
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	160,566	160,566	176,639	176,639
Restricted cash and investments	100,566	100,566	244,091	252,891
Marketable securities	685	685	51,481	51,481
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	288,137	249,293	303,289	291,368
4.5% Convertible Bond	225,000	94,500	225,000	214,103

The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2011 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	160,566	160,566	-	-
Restricted cash and investments	100,566	100,566	-	-
Marketable securities	685	685	-	-
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	249,293	-	249,293	-
4.5% Convertible Bond	94,500	-	94,500	-

(in thousands of $)	2010 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	176,639	176,639	-	-
Restricted cash and investments	252,891	252,891	-	-
Marketable securities	51,481	51,481	-	-
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	291,368	108,819	182,549	-
4.5% Convertible bond	214,103	-	214,103	-

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate their fair value.

Restricted cash and investments – the fair value at December 31, 2010 includes the market value adjustment received by the Company in March 2011. This market value adjustment was not recognized in 2010 and was not, therefore, included in the carrying value of restricted cash and investments. At December 31, 2011 the balance relates entirely to restricted cash.

Marketable securities – the fair values are based on quoted market prices.

At December 31, 2011 the estimated fair values of the 7.84% and 8.04% First Preferred Mortgage Term Notes are based on the market price achieved in the last significant trading of the notes, adjusted for movements in the fixed income markets up to the year end (level two per ASC Topic 820). At December 31, 2010, the estimated fair value of the 8.04% First Preferred Mortgage Term Notes was disclosed as level one per ASC Topic 820 as it was based on quoted market prices. Trading of these notes was less active during 2011 and the Company now considers these to be level two.

Convertible bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the year end.

Assets Measured at Fair Value on a Nonrecurring Basis
The Company recorded an impairment loss of $121.4 million in 2011 in respect of five double hull Suezmax tankers (see Note 6). At December 31, 2011, one of these vessels, Front Alfa, was measured at fair value on a nonrecurring basis of $11.9 million, which was determined using level 2 inputs.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, The Bank of New York, DnB Nor Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea, The Bank of New York and HSBC. However, the Company believes this risk is remote.